                                              Securities Act File No. 333-113287

    As filed with the Securities and Exchange Commission on February 16, 2005

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 1 [X]

                      AEGON/TRANSAMERICA SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                  (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

                     (Name and Address of Agent for Service)

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                          ATSF PBHG Mid Cap Growth Fund

This Post-Effective Amendment consists of the following:

      (1)   Facing Sheet of the Registration Statement

      (2)   Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-113287) filed on March 4, 2004.

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

A policy of insurance covering Transamerica Fund Advisors, Inc. (TFAI), its subsidiaries, AFSG and all of the registered investment companies advised by ATFA insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Article VI of the Registrant's By-Laws provides in relevant part as follows:

      Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the Corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the Corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking, (ii) the Corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have the power to indemnify against such liability under the provisions of this Article VI.

Item 16. Exhibits

(1) Articles of Incorporation and all amendments are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

(2) Bylaws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 25 as filed with the SEC on October 17, 1996.

(3)   Not Applicable

(4) Agreement and Plan of Reorganization is incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-113287) as filed with the SEC on March 4, 2004.

(5)   See Exhibits 1 and 2 above.

(6) Investment Advisory Agreement is incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002.

(7) Distribution Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.

(8) Directors' Deferred Compensation Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

(9) Form of Custodian Agreement with Investors Bank & Trust Company is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(10) (a) Brokerage Enhancement Plan is incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 52 as filed with the SEC on July 30, 2002.

      (b) Distribution Plan is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.

      (c) Expense Limitation Agreement is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-113287) as filed with the SEC on March 4, 2004.

(11) Opinion of Counsel is incorporated by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-113287) as filed with the SEC on March 4, 2004.

(12)  Opinion of Dechert LLP as to tax matters is filed herewith.

(13) Administrative Services Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-00507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(14) Consent of Independent Certified Public Accountants is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-113287), as filed with the SEC on March 4, 2004.

(15)  Not Applicable

(16) Powers of Attorney for the Registrant are incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-113287) as filed with the SEC on March 4, 2004.

(17) (a) Form of Voting Instruction Form is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-113287) as filed with the SEC on March 4, 2004.

      (b) The Registrant's Annual Report and Semi-Annual Report are incorporated herein by reference.

Item 17. Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of St. Petersburg and state of Florida on the 16th day of February, 2005.

                                       AEGON/Transamerica Series Fund, Inc.

                                       By: /s/ Brian C. Scott
                                           -------------------------------------
                                           Brian C. Scott*
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                                               Title                                        Date
       ---------                                               -----                                        ----
/s/ Brian C. Scott                        Director, President and Chief Executive Officer             February 16, 2005
-------------------------
Brian C. Scott*

/s/ Kim D. Day                     Senior Vice President, Treasurer and Chief Financial Officer       February 16, 2005
-------------------------
Kim D. Day

/s/ Daniel Calabria                                          Director                                 February 16, 2005
-------------------------
Daniel Calabria*

/s/ Janice B. Case                                           Director                                 February 16, 2005
-------------------------
Janice B. Case*

/s/ Charles C. Harris                                        Director                                 February 16, 2005
-------------------------
Charles C. Harris*

/s/ Leo J. Hill                                              Director                                 February 16, 2005
-------------------------
Leo J. Hill*

/s/ Russell A. Kimball                                       Director                                 February 16, 2005
-------------------------
Russell A. Kimball*

/s/ Thomas P. O'Neill                                        Director                                 February 16, 2005
-------------------------
Thomas P. O'Neill*

/s/ William W. Short, Jr.                                    Director                                 February 16, 2005
-------------------------
William W. Short, Jr.*

/s/ John W. Waechter                                         Director                                 February 16, 2005
-------------------------
John W. Waechter*

*/ John K. Carter
as Attorney in Fact

                                  EXHIBIT INDEX

(12) Opinion of Dechert LLP as to tax matters